Consolidated Segment Data (Details) - Schedule of depreciation and amortization by segment - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Consolidated Segment Data (Details) - Schedule of depreciation and amortization by segment [Line Items]
Depreciation and amortization	$ 2,590,134	$ 2,542,432
Secured logistics [Member]
Consolidated Segment Data (Details) - Schedule of depreciation and amortization by segment [Line Items]
Depreciation and amortization	1,887,059	2,357,796
Robotics AI solutions [Member]
Consolidated Segment Data (Details) - Schedule of depreciation and amortization by segment [Line Items]
Depreciation and amortization	$ 703,075	$ 184,636